Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Lease Commitment under Operating Leases

The total lease commitment under operating leases was:

	2017	2016
	(EUR’000)
Within 1 year	2,951	1,608
Within 1 to 5 years	12,485	4,309
After 5 years	3,957	428

Total commitments held under operating leases	19,393	6,345